Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
INCOME TAX

NOTE 14 — INCOME TAX:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

The Company and Nanox AI Ltd are taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2023, 2022 and 2021, the Company is at a loss position and therefore has no corporate tax liability. As of December 31, 2023, 2022 and 2021, the Company has a carry forward loss of approximately $93.3 million, $88.6 million and $56.3 million, respectively. Such carry forward loss has no expiration date.

In 2023, 2022 and 2021, Nanox AI Ltd. is at a loss position and therefore has no corporate tax liability. As of December 31, 2023, 2022 and 2021, Nanox AI Ltd. has a carry forward loss of approximately $74.7 million, $67.7 million and $61.9 million, respectively. Such carry forward loss has no expiration date.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%. U.S subsidiaries consolidated is in a loss position and therefor had no corporate tax liability. As of December 31, 2023 the carry forward loss was $2.4 million.

Korea

Nanox Korea is subject to a Corporate income tax with accordance with the Korean tax law. The tax rate ranges between 9% to 24%, depending on the companies’ taxable income. In addition, Nanox Korea is subject to 10% of the Korean corporation income tax as its local income tax. In 2023, Nanox Korea was at a loss position and therefore had no corporate tax liability. As of December 31, 2023, 2022 and 2021, Nanox Korea has a carry forward loss of approximately $21.8 million, $14.8 million and $7.1 million, respectively. Such carry forward loss has 15 years expiration date.

Japan

Nanox Inc. is subject to national corporate income tax, and enterprise tax, which, in the aggregate resulted in effective tax rate of approximately 33.59%.

b.	Income (loss) before income taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	(44,158)	(99,979)	(56,609)
Foreign	(16,957)	(16,942)	(5,237)
Loss before income taxes	(61,115)	(116,921)	(61,846)

c.	Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	-	(3,357)	(57)
Foreign	(339)	(321)	9

Income tax benefit	(339)	(3,678)	(48)

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2023, 2022 and 2021 were comprised of the following:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Current tax expenses:
Domestic	-	-	-
Foreign	38	55	68

Total	38	55	68

Deferred:
Domestic	-	(3,357)	(57)
Foreign	(377)	(376)	(59)

Total	(377)	(3,733)	(116)

Income tax benefit	(339)	(3,678)	(48)

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income	(61,115)	(116,921)	(61,846)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(14,056)	(26,892)	(14,225)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	333	(261)	(110)
Operating losses and other temporary differences for which valuation allowance was provided	10,434	11,467	6,571
Permanent differences:
Stock based compensation	1,550	4,361	4,343
Goodwill impairment	1,566	11,702	-
Change in earnout liability	(942)	(4,686)	-
Other nondeductible items	776	631	3,373
Actual tax benefit	(339)	(3,678)	(48)

e.	Deferred tax assets

The components of the Company’s deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	December 31
	2023	2022
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	43,699	38,967
Research and development	3,771	4,027
Employee and payroll accrued expenses	376	740
Operating lease liabilities	1,147	-
Other	1,507	532
Total deferred tax assets	50,500	44,266
Less right of use assets	(1,069)	-
Less intangible assets	(19,185)	(19,562)
Deferred tax assets, net	30,246	24,704
Less valuation allowance for deferred tax assets	(30,246)	(24,704)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2023, and 2022, the Company has recorded a full valuation allowance of $30,246 and $24,704 thousand with regard to its deferred taxes (which is mainly tax loss carryforwards and temporary differences due to research and development expenses generated in Israel), respectively.

U.S. dollars in thousands
Valuation allowance, December 31, 2022	$24,704
Increase	5,542
Valuation allowance, December 31, 2023	$30,246

f.	Tax assessments

The Company is currently in the process of routine Israeli income tax audit for the tax years 2019 through 2022. In 2023, the Company concluded a VAT audit through 2023.